Financial Statements

(Unaudited)

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

March 31, 2013

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Financial Statements (Unaudited)

March 31, 2013

Tennenbaum Opportunities Partners V, LP (the “Partnership”) files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Partnership’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Partnership’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A free copy of the Partnership’s proxy voting guidelines and information regarding how the Partnership voted proxies relating to portfolio investments during the most recent 12-month period may be obtained without charge on the SEC’s website at http://www.sec.gov, or by calling the Partnership’s advisor, Tennenbaum Capital Partners, LLC, at (310) 566-1000. Collect calls for this purpose are accepted.

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Portfolio Asset Allocation (Unaudited)

March 31, 2013

Percent of Cash
Industry	and Investments

Gaming Industries	7.6%
Wired Telecommunications Carriers	5.5%
Semiconductor and Other Electronic Component Manufacturing	5.3%
Oil and Gas Extraction	5.0%
Scheduled Air Transportation	4.6%
Full-Service Restaurants	3.9%
Pharmaceutical and Medicine Manufacturing	3.6%
Radio and Television Broadcasting	3.5%
Business Support Services	3.3%
Motion Picture and Video Industries	3.2%
Communications Equipment Manufacturing	3.1%
Management, Scientific, and Technical Consulting Services	3.1%
Accounting, Tax Preparation, Bookkeeping, and Payroll Services	2.8%
Newspaper, Periodical, Book, and Directory Publishers	2.7%
Other Electrical Equipment and Component Manufacturing	2.6%
Other Telecommunications	2.6%
Cable and Other Subscription Programming	2.5%
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing	2.5%
Electronic Shopping and Mail-Order Houses	2.5%
Specialty (except Psychiatric and Substance Abuse) Hospitals	2.4%
Highway, Street, and Bridge Construction	2.2%
Petroleum and Coal Products Manufacturing	2.2%
Deep Sea, Coastal, and Great Lakes Water Transportation	2.1%
Couriers and Express Delivery Services	2.0%
Scientific Research and Development Services	1.9%
Nondepository Credit Intermediation	1.7%
Iron and Steel Mills and Ferroalloy Manufacturing	1.7%
Electrical Equipment Manufacturing	1.1%
Wireless Telecommunications Carriers (except Satellite)	1.0%
Architectural, Engineering, and Related Services	1.0%
Other Amusement and Recreation Industries	0.9%
Other Financial Investment Activities	0.8%
Home Health Care Services	0.8%
Support Activities for Mining	0.7%
Aerospace Product and Parts Manufacturing	0.6%
Data Processing, Hosting, and Related Services	0.6%
Grocery Stores	0.6%
Pesticide, Fertilizer, and Other Agricultural Chemical Manufacturing	0.2%
Other Chemical Product and Preparation Manufacturing	0.2%
Depository Credit Intermediation	0.1%
Charter Bus Industry	0.1%
Traveler Accommodation	0.1%
Home Furnishings Stores	0.1%
Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing	0.0%
Miscellaneous Securities	3.9%
Cash and Cash Equivalents	1.1%
Total	100.0%

2

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Assets and Liabilities (Unaudited)

March 31, 2013

Assets
Investments, at fair value:
Unaffiliated issuers (cost $1,003,903,326)	$893,958,984
Controlled issuers (cost $155,813,653)	168,136,189
Other affiliates (cost $353,432,681)	259,767,361
Total investments (cost $1,513,149,660)	1,321,862,534

Cash and cash equivalents	14,417,815
Accrued interest income:
Unaffiliated issuers	20,572,154
Controlled issuers	1,594,580
Other affiliates	2,007,728
Deferred debt issuance costs	1,886,580
Receivable for investments sold	98,559
Prepaid expenses and other assets	858,640
Total assets	1,363,298,590

Liabilities
Credit facility payable	184,488,001
Payable for investments purchased	5,136,125
Management and advisory fees payable	2,387,500
Payable to the Common Limited Partner	464,666
Interest payable	237,024
Payable to the Investment Manager	203,029
Accrued expenses and other liabilities	1,836,280
Total liabilities	194,752,625

Preferred equity facility
Series A preferred interests; $20,000/interest liquidation preference; 25,000 interests authorized, 18,450 interests issued and outstanding	369,000,000
Accumulated distributions on Series A preferred interests	911,392
Total preferred limited partner interests	369,911,392

Net assets applicable to common limited and general partners	$798,634,573

Composition of net assets applicable to common limited and general partners
Paid-in capital	$1,081,728,330
Distributions in excess of net investment income	(3,164,795)
Accumulated net realized loss	(94,804,501)
Accumulated net unrealized depreciation	(185,124,461)
Net assets applicable to common limited and general partners	$798,634,573

See accompanying notes.

3

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited)

March 31, 2013

Showing Percentage of Total Cash and Investments of the Partnership

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (79.48%)
Bank Debt (54.93%) (1)
Accounting, Tax Preparation, Bookkeeping, and Payroll Services (2.76%)
Expert Global Solutions, LLC, Senior Secured 1st Lien Term Loan B, LIBOR + 6.75%, 1.25% LIBOR Floor, due 4/3/18	$1,667,604	$1,689,500	0.12%
Expert Global Solutions, LLC, Senior Secured 2nd Lien Term Loan, LIBOR + 9.5%, 1.5% LIBOR Floor, due 10/3/18	$34,888,992	35,237,882	2.64%
Total Accounting, Tax Preparation, Bookkeeping, and Payroll Services		36,927,382

Aerospace Product and Parts Manufacturing (0.01%)
Hawker Beechcraft, Inc., Senior Secured Letters of Credit, LIBOR + 2%, due 3/26/14 (4)	$152,606	84,696	0.01%

Architectural, Engineering, and Related Services (0.16%)
ESP Holdings, Inc., 2nd Lien Term Loan, LIBOR + 13%, 2.5% LIBOR Floor, due 3/31/17 (2)	$2,096,046	2,096,046	0.16%

Business Support Services (3.05%)
STG-Fairway Acquisitions, Inc., Senior Secured 2nd Lien Term Loan, LIBOR + 9.25%, 1.25% LIBOR Floor, due 8/28/19	$41,208,525	40,796,440	3.05%

Cable and Other Subscription Programming (2.53%)
Medfort, S.a.r.l., 1st Lien Term Loan A, 15% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€3,423,334	4,178,946	0.31%
Medfort, S.a.r.l., 1st Lien Term Loan A2, 15% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€12,035,724	14,692,297	1.10%
Medfort, S.a.r.l., 1st Lien Term Loan B, 1% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€27,623,608	3,841,162	0.29%
Medfort, S.a.r.l., 1st Lien Term Loan B2, 1% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€9,243,109	12	-
Primacom Finance (Lux) S.A., Super Senior Facility, 11%, due 9/30/16 - (Luxembourg) (2), (3)	€6,129,032	7,854,968	0.59%
Primacom Management GmbH, Mezzanine Term Loan A, 1% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€2,542,833	3,258,895	0.24%
Total Cable and Other Subscription Programming		33,826,280

Charter Bus Industry (0.05%)
Coach America Holdings, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 2.75% Cash + 3% PIK, 1.5% LIBOR Floor, due 4/20/14 (4)	$13,507,374	585,342	0.04%
Coach America Holdings, Inc., Senior Secured Letters of Credit PIK Facility, LIBOR + 2.75% Cash + 3% PIK, 1.5% LIBOR Floor, due 4/20/14 (4)	$151,999	6,587	-
Coach America Holdings, Inc., Senior Secured Letters of Credit, LIBOR + 2.75% Cash + 3% PIK, 1.5% LIBOR Floor, due 4/20/14 (4)	$3,381,028	146,517	0.01%
Total Charter Bus Industry		738,446

Communications Equipment Manufacturing (2.46%)
Dialogic Corporation, Inc., Senior Secured Notes, 5% Cash + 5% PIK, due 3/31/15 (6)	$38,887,891	32,821,380	2.46%

Couriers and Express Delivery Services (1.97%)
U.S. Xpress Enterprises, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 7.5%, 1.5% LIBOR Floor, due 11/14/16	$26,222,656	26,288,212	1.97%

4

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2013

Showing Percentage of Total Cash and Investments of the Partnership

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Deep Sea, Coastal, and Great Lakes Water Transportation (2.13%)
Overseas Shipholding Group, Inc., Unsecured Revolver, LIBOR + 0.75%, due 2/8/13	$30,193,967	$28,485,125	2.13%

Electrical Equipment Manufacturing (1.10%)
API Technologies Corp., Senior Secured 1st Lien Term Loan, LIBOR + 9.75%, 1.25% LIBOR Floor, due 2/5/18	$15,000,000	14,760,000	1.10%

Electronic Shopping and Mail-Order Houses (2.20%)
Shopzilla, Inc., Senior Secured 2nd Lien Term Loan, 13%, due 6/1/14	$29,228,610	29,389,367	2.20%

Full-Service Restaurants (3.75%)
RM Holdco, LLC, Subordinated Convertible Term Loan, 1.12% PIK, due 3/21/18 (6)	$16,511,267	15,974,651	1.20%
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche A, 11%, due 3/21/16 (6)	$10,603,502	10,603,502	0.79%
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche B, 12% Cash + 7% PIK, due 3/21/16 (6)	$17,958,452	17,958,452	1.34%
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche B-1, 12% Cash + 7% PIK, due 3/21/16 (6)	$5,668,026	5,668,026	0.42%
Total-Full Service Restaurants		50,204,631

Grocery Stores (0.57%)
Bashas, Inc., Senior Secured 1st Lien FILO Term Loan, LIBOR + 9.35%, 1.5% LIBOR Floor, due 12/28/15	$7,386,787	7,571,457	0.57%

Highway, Street, and Bridge Construction (0.76%)
Contech Engineered Solutions, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 8% Cash + 3% PIK, 2% LIBOR Floor, due 2/7/17 (2)	$10,202,518	10,206,752	0.76%

Home Health Care Services (0.05%)
Gentiva Health Services, Inc., Senior Secured 1st Lien Term Loan B, LIBOR + 3.5%, 1.25% LIBOR Floor, due 8/17/16	$701,846	707,987	0.05%

Iron and Steel Mills and Ferroalloy Manufacturing (1.69%)
Essar Steel Algoma, Inc., Senior Secured Term Loan, LIBOR + 7.5%, 1.25% LIBOR Floor, due 9/20/14	$22,123,161	22,593,278	1.69%

Management, Scientific, and Technical Consulting Services (3.05%)
Hill International, Inc., Senior Secured 2nd Lien Term Loan, 7.5%, due 10/18/16	$46,666,667	40,716,667	3.05%

Motion Picture and Video Industries (3.22%)
CORE Entertainment, Inc., Senior Secured 1st Lien Term Loan, 9%, due 6/21/17	$26,627,910	23,416,051	1.75%
CORE Entertainment, Inc., Senior Secured 2nd Lien Term Loan, 13.5%, due 6/21/18	$21,302,328	19,598,142	1.47%
Total Motion Picture and Video Industries		43,014,193

Newspaper, Periodical, Book, and Directory Publishers (2.06%)
Berry Agency, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 7%, 3% LIBOR Floor, due 11/18/14	$100,618	100,618	0.01%
Hanley-Wood, LLC, 2nd Lien Term Loan, LIBOR + 11%, due 1/15/19	$27,710,660	27,391,987	2.05%
Total Newspaper, Periodical, Book, and Directory Publishers		27,492,605

5

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2013

Showing Percentage of Total Cash and Investments of the Partnership

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Other Amusement and Recreation Industries (0.89%)
Intrawest Cayman L.P., 1st Lien Term Loan, LIBOR + 5.75%, 1.25% LIBOR Floor, due 12/4/17 - (Cayman Islands)	$1,246,875	$1,274,936	0.10%
Intrawest Cayman L.P., 2nd Lien Term Loan, LIBOR + 9.5%, 1.25% LIBOR Floor, due 12/4/18 - (Cayman Islands)	$10,250,000	10,570,312	0.79%
Total Other Amusement and Recreation Industries		11,845,248

Other Electrical Equipment and Component Manufacturing (2.64%)
Palladium Energy, Inc., 1st Lien Senior Secured Term Loan, LIBOR + 9%, 1% LIBOR Floor, due 12/26/17	$35,000,000	35,280,000	2.64%

Other Financial Investment Activities (0.83%)
Marsico Capital Management, Senior Secured 1st Lien Term Loan, LIBOR + 5%, due 12/31/22	$31,027,576	11,092,358	0.83%

Other Telecommunications (2.57%)
Gogo, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 9.75%, 1.5% LIBOR Floor, due 6/21/17	$34,051,844	34,392,363	2.57%

Petroleum and Coal Products Manufacturing (2.15%)
Boomerang Tube, LLC, 2nd Lien Term Loan, LIBOR + 9.5%, 1.5% LIBOR Floor, due 10/11/17	$28,358,069	28,712,545	2.15%

Radio and Television Broadcasting (2.69%)
RMG Networks, Inc., Senior Secured 1st Lien Term Loan, 14%, due 4/10/15 (2)	$19,067,409	13,585,529	1.02%
SiTV, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 6% Cash + 4% PIK, 2% LIBOR Floor, due 8/3/16	$23,117,423	22,296,755	1.67%
Total Radio and Television Broadcasting		35,882,284

Scheduled Air Transportation (2.39%)
N913DL Trust, Aircraft Secured Mortgage, 8%, due 3/15/17 (6)	$675,055	678,150	0.05%
N918DL Trust, Aircraft Secured Mortgage, 8%, due 8/15/18 (6)	$854,058	852,720	0.06%
N954DL Trust, Aircraft Secured Mortgage, 8%, due 3/20/19 (6)	$1,114,388	1,107,150	0.08%
N955DL Trust, Aircraft Secured Mortgage, 8%, due 6/20/19 (6)	$1,146,680	1,136,850	0.09%
N956DL Trust, Aircraft Secured Mortgage, 8%, due 5/20/19 (6)	$1,146,578	1,137,510	0.09%
N957DL Trust, Aircraft Secured Mortgage, 8%, due 6/20/19 (6)	$1,156,709	1,146,750	0.09%
N959DL Trust, Aircraft Secured Mortgage, 8%, due 7/20/19 (6)	$1,166,759	1,155,990	0.09%
N960DL Trust, Aircraft Secured Mortgage, 8%, due 10/20/19 (6)	$1,206,426	1,192,620	0.09%
N961DL Trust, Aircraft Secured Mortgage, 8%, due 8/20/19 (6)	$1,196,604	1,184,700	0.09%
N976DL Trust, Aircraft Secured Mortgage, 8%, due 2/15/18 (6)	$882,627	883,740	0.06%
United Air Lines, Inc., Aircraft Secured Mortgage (N510UA), 20%, due 10/26/16 (6)	$3,729,648	4,796,500	0.36%
United Air Lines, Inc., Aircraft Secured Mortgage (N512UA), 20%, due 10/26/16 (6)	$3,770,992	4,876,140	0.36%
United Air Lines, Inc., Aircraft Secured Mortgage (N536UA), 16%, due 9/29/14 (6)	$2,079,312	2,264,310	0.17%
United Air Lines, Inc., Aircraft Secured Mortgage (N545UA), 16%, due 8/29/15 (6)	$3,312,799	3,785,615	0.28%
United Air Lines, Inc., Aircraft Secured Mortgage (N585UA), 20%, due 10/25/16 (6)	$4,427,708	5,725,935	0.43%
Total Scheduled Air Transportation		31,924,680

6

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2013

Showing Percentage of Total Cash and Investments of the Partnership

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Semiconductor and Other Electronic Component Manufacturing (5.14%)
Isola USA Corporation, 1st Lien Term Loan, LIBOR + 8%, 2% LIBOR Floor, due 9/30/15	$27,414,213	$27,414,213	2.05%
Isola USA Corporation, Mezzanine Term Loan, 8% Cash + 8% PIK, due 3/29/16	$3,298,539	3,298,539	0.25%
MEMC Electronic Materials, Inc., Senior Secured 2nd Lien Term Loan, LIBOR + 9.25%, 1.5% LIBOR Floor, due 10/2/17	$37,171,750	39,494,984	2.95%
MEMC Electronic Materials, Inc., Senior Secured Revolver, LIBOR + 3.75%, due 3/23/14 ∆	$-	(1,482,646)	(0.11)%
Total Semiconductor and Other Electronic Component Manufacturing		68,725,090

Wired Telecommunications Carriers (1.04%)
Bulgaria Telecom Company AD, 1st Lien Facility 1A Term Loan, EURIBOR + 5.5%, due 11/9/17 - (Bulgaria) (3)	€9,071,457	10,695,901	0.80%
Viva Telecom Bulgaria EAD, 1st Lien Facility 1B Term Loan, EURIBOR + 5.5%, due 11/9/17 - (Luxembourg) (3)	€2,726,883	3,215,191	0.24%
Total Wired Telecommunications Carriers		13,911,092

Wireless Telecommunications Carriers (except Satellite) (1.02%)
Globalive Wireless Management Corp., Senior Secured 1st Lien Term Loan, LIBOR + 10.9%, due 4/30/14 - (Canada)	$13,634,043	13,572,689	1.02%

Total Bank Debt (Cost $791,242,259)		734,059,293

Other Corporate Debt Securities (24.55%)
Aerospace Product and Parts Manufacturing (0.23%)
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.5%, due 4/1/15 (4)	$20,957,000	2,405,864	0.18%
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.875%, due 4/1/15 (4)	$6,123,000	702,921	0.05%
Total Aerospace Product and Parts Manufacturing		3,108,785

Architectural, Engineering, and Related Services (0.67%)
Alion Science & Technology Corporation, Senior Notes, 10.25%, due 2/1/15	$11,561,000	6,549,006	0.49%
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes, 6% Cash + 10% PIK, due 12/31/19 (2), (5)	$2,370,819	2,370,819	0.18%
Total Architectural, Engineering, and Related Services		8,919,825

Gaming Industries (3.32%)
Harrah's Operating Company, Inc., 2nd Priority Secured Notes, 10%, due 12/15/18	$64,338,000	44,444,021	3.32%

Home Furnishings Stores (0.05%)
Linens 'n Things, Inc., Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (4)	$9,189,000	611,068	0.05%

Home Health Care Services (0.75%)
Gentiva Health Services, Inc., Senior Unsecured Notes, 11.5%, due 9/1/18	$9,595,000	9,966,806	0.75%

Nondepository Credit Intermediation (1.69%)
Caribbean Financial Group, Senior Secured Notes, 11.5%, due 11/15/19 (5)	$22,000,000	22,660,000	1.69%

∆ Negative amount relates to an unfunded revolving credit facility that was acquired and valued at a discount

7

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2013

Showing Percentage of Total Cash and Investments of the Partnership

	Principal		Percent of
	Amount	Fair	Cash and
Investment	or Shares	Value	Investments

Debt Investments (continued)
Oil and Gas Extraction (4.05%)
Geokinetics Holdings, Inc., Senior Secured Notes, 9.75%, due 12/15/14 (4)	$3,777,000	$1,980,642	0.15%
Linc Energy Finance, Inc., Senior Secured Notes, 12.5%, due 10/31/17 (5)	$16,220,000	17,923,100	1.34%
Woodbine Holdings, LLC, Senior Secured Notes, 12%, due 5/15/16 (2), (5)	$25,340,000	27,335,525	2.05%
Woodbine Holdings, LLC, Unsecured Notes, 15% PIK, due 5/12/17 (2)	$6,828,892	6,828,892	0.51%
Total Oil and Gas Extraction		54,068,159

Other Chemical Product and Preparation Manufacturing (0.21%)
Momentive Performance Materials, Inc., 2nd Lien Unsecured Notes, 9%, due 1/15/21 (5)	$3,688,000	2,784,440	0.21%

Pesticide, Fertilizer, and Other Agricultural Chemical Manufacturing (0.23%)
Vertellus Specialties, Inc., Senior Secured Notes, 9.375%, due 10/1/15 (5)	$3,379,000	3,023,677	0.23%

Pharmaceutical and Medicine Manufacturing (1.83%)
Novasep Holdings SAS, Senior Secured 1st Lien Notes, 8%, due 12/15/16 - (France) (2), (5)	$24,483,000	24,483,000	1.83%

Radio and Television Broadcasting (0.75%)
LBI Media, Inc., Senior Secured Notes, 9.25%, due 4/15/19 (5)	$10,790,000	10,061,675	0.75%

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing (2.50%)
AGY Holding Corporation, Senior Secured 2nd Lien Notes, 11%, due 11/15/14	$64,889,000	33,417,835	2.50%

Scientific Research and Development Services (1.94%)
BPA Laboratories, Inc., Senior Secured Notes, 12.25%, due 4/1/17 (5)	$27,588,000	25,932,720	1.94%

Specialty (except Psychiatric and Substance Abuse) Hospitals (2.43%)
Radiation Therapy Services, Inc., Senior Subordinated Notes, 9.875%, due 4/15/17	$51,447,000	32,411,610	2.43%

Miscellaneous Securities (3.90%) (8)	$67,706,000	52,137,370	3.90%

Total Other Corporate Debt Securities (Cost $376,747,249)		328,030,991

Total Debt Investments (Cost $1,167,989,508)		1,062,090,284

Equity Securities (19.44%)
Aerospace Product and Parts Manufacturing (0.40%)
Beech Holdings, LLC, Membership Units (4), (5)	838,110	5,342,951	0.40%

Architectural, Engineering, and Related Services (0.16%)
Alion Science & Technology Corporation, Warrants (4)	9,175	92	-
ESP Holdings, Inc., 15% PIK, Cumulative Preferred Stock (2), (4), (5)	6,674	1,197,909	0.09%
ESP Holdings, Inc., Common Stock (2), (4), (5)	29,156	879,406	0.07%
Total Architectural, Engineering, and Related Services		2,077,407

Business Support Services (0.25%)
STG-Fairway Holdings, LLC, Class A Units (4), (5)	226,242	3,404,942	0.25%

Cable and Other Subscription Programming (0.00%)
Perseus Holdings S.A., Common Stock - (Luxembourg) (2), (3), (4), (5)	78,000	-	-

8

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2013

Showing Percentage of Total Cash and Investments of the Partnership

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments

Equity Securities (continued)
Communications Equipment Manufacturing (0.68%)
Dialogic, Inc., Common Stock (4), (5), (6)	4,504,102	$8,017,302	0.60%
Dialogic, Inc., Preferred Stock (4), (5), (6)	1	100	-
Dialogic, Inc., Warrants to Purchase Common Stock (4), (5), (6)	1,920,000	1,087,200	0.08%
Total Communications Equipment Manufacturing		9,104,602

Data Processing, Hosting, and Related Services (0.64%)
GXS Holdings, Inc., Common Stock (4), (5)	1,806,332	181	-
GXS Holdings, Inc., Series A Preferred Stock (4), (5)	34,251	8,526,808	0.64%
Total Data Processing, Hosting, and Related Services		8,526,989

Depository Credit Intermediation (0.13%)
Doral Financial Corporation, Common Stock (4)	2,410,796	1,698,888	0.13%

Electronic Shopping and Mail-Order Houses (0.29%)
Shop Holding, LLC, Class A Units (4), (5)	1,379,026	2,870,431	0.22%
Shop Holding, LLC, Warrants to Purchase Class A Units (4), (5)	919,351	994,194	0.07%
Total Electronic Shopping and Mail-Order Houses		3,864,625

Full-Service Restaurants (0.18%)
RM Holdco, LLC, Membership Units (4), (5), (6)	42,552,000	2,429,557	0.18%

Gaming Industries (4.24%)
TOPV New World Holdings, LLC, Membership Interests - (Canada) (2), (4), (5)	6,843,047	53,871,657	4.03%
Tropicana Entertainment, Inc., Common Stock (4), (5)	180,844	2,825,687	0.21%
Total Gaming Industries		56,697,344

Highway, Street, and Bridge Construction (1.49%)
Contech Holdings, Inc., Common Stock (2), (4), (5)	711,255	19,915,140	1.49%

Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing (0.00%)
Precision Holdings, LLC, Class C Membership Interests (4), (5)	94	50,594	-

Newspaper, Periodical, Book, and Directory Publishers (0.65%)
HW Topco, Inc., Common Stock (4), (5)	868,872	8,488,879	0.64%
HW Topco, Inc., Preferred Stock (4), (5)	1,693	16,541	-
TBC Holdings I, Inc., Common Stock (4), (5)	2,967	170,306	0.01%
Total Newspaper, Periodical, Book, and Directory Publishers		8,675,726

Oil and Gas Extraction (0.92%)
Woodbine Intermediate Holdings, LLC, Membership Units (4), (5), (6)	576	12,353,248	0.92%

Other Amusement and Recreation Industries (0.00%)
Bally Total Fitness Holding Corporation, Common Stock (4), (5)	1,799	5,397	-
Bally Total Fitness Holding Corporation, Warrants (4), (5)	3,245	-	-
Total Other Amusement and Recreation Industries		5,397

Other Financial Investment Activities (0.00%)
Marsico Holdings, LLC, Common Interest Units (4), (5)	474,738	26,111	-

9

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2013

Showing Percentage of Total Cash and Investments of the Partnership

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments

Equity Securities (continued)
Pharmaceutical and Medicine Manufacturing (1.74%)
NVHL S.A, Common Shares - (Luxembourg) (2), (3), (4), (5)	5,127,200	$23,241,039	1.74%

Radio and Television Broadcasting (0.09%)
Reach Media Group Holdings, Inc., Warrants to Purchase Common Stock (2), (4), (5)	7,179,572	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series A Preferred Stock (2), (4), (5)	2,272,580	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series B Preferred Stock (2), (4), (5)	2,476,138	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series C Preferred Stock (2), (4), (5)	1,419,264	-	-
SiTV, Inc., Warrants to Purchase Common Stock (4), (5)	786,791	1,164,451	0.09%
Total Radio and Television Broadcasting		1,164,451

Scheduled Air Transportation (2.20%)
N913DL Trust Beneficial Interest (Aircraft Trust) (5), (6)	1,027	215,820	0.02%
N918DL Trust Beneficial Interest (Aircraft Trust) (5), (6)	930	233,970	0.02%
N954DL Trust Beneficial Interest (Aircraft Trust) (5), (6)	898	166,320	0.01%
N955DL Trust Beneficial Interest (Aircraft Trust) (5), (6)	884	252,120	0.02%
N956DL Trust Beneficial Interest (Aircraft Trust) (5), (6)	888	258,390	0.02%
N957DL Trust Beneficial Interest (Aircraft Trust) (5), (6)	884	259,710	0.02%
N959DL Trust Beneficial Interest (Aircraft Trust) (5), (6)	881	260,700	0.02%
N960DL Trust Beneficial Interest (Aircraft Trust) (5), (6)	871	271,260	0.02%
N961DL Trust Beneficial Interest (Aircraft Trust) (5), (6)	878	276,210	0.02%
N976DL Trust Beneficial Interest (Aircraft Trust) (5), (6)	958	163,020	0.01%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N510UA) (5), (6)	435	4,620,893	0.35%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N512UA) (5), (6)	430	4,560,298	0.34%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N536UA) (5), (6)	633	6,115,963	0.46%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N545UA) (5), (6)	532	6,023,365	0.45%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N585UA) (5), (6)	430	5,620,052	0.42%
Total Scheduled Air Transportation		29,298,091

Semiconductor and Other Electronic Component Manufacturing (0.16%)
TPG Hattrick Holdco, LLC, Common Units (4), (5)	1,935,857	2,071,367	0.16%

Support Activities for Mining (0.70%)
DeepOcean Group Holding BV, Common Stock - (Norway) (4), (5)	410,366	9,353,481	0.70%

Traveler Accommodation (0.05%)
Buffets Restaurants Holdings, Inc., Common Stock (4), (5)	139,526	725,535	0.05%

10

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2013

Showing Percentage of Total Cash and Investments of the Partnership

	Principal		Percent of
	Amount	Fair	Cash and
Investment	or Shares	Value	Investments

Equity Securities (continued)
Wired Telecommunications Carriers (4.47%)
Hawaiian Telcom Holdco, Inc., Common Stock (4)	462,676	$10,673,935	0.80%
Hawaiian Telcom Holdco, Inc., Warrants (4)	54,272	492,247	0.04%
Integra Telecom, Inc., Common Stock (2), (4), (5)	10,080,250	39,929,367	2.99%
Integra Telecom, Inc., Warrants (2), (4), (5)	3,018,747	-	-
V Telecom Investment S.C.A, Common Shares - (Luxembourg) (3), (4), (5)	3,741	8,649,216	0.64%
Total Wired Telecommunications Carriers		59,744,765

Total Equity Securities (Cost $345,160,152)		259,772,250

Total Investments (Cost $1,513,149,660) (7)		1,321,862,534

Cash and Cash Equivalents (1.08%)
Wells Fargo Securities, LLC, Overnight Repurchase Agreement, 0.09%, due 4/1/13
Collateralized by FNMA Bond	$1,685,413	1,685,413	0.13%
Union Bank of California, Commercial Paper, 0.10%, due 4/1/13	$7,000,000	7,000,000	0.52%
Cash Denominated in Foreign Currency	€484,563	621,016	0.05%
Cash Denominated in Foreign Currency	£100,175	152,196	0.01%
Cash Held on Account at Various Institutions	$4,959,190	4,959,190	0.37%
Total Cash and Cash Equivalents		14,417,815

Total Cash and Investments		$1,336,280,349	100.00%

Notes to Statement of Investments:

(1)	Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)	Non-controlled affiliate – as defined under the Investment Company Act of 1940 (ownership of between 5% and 25% of the outstanding voting securities of this issuer).

(3)	Principal amount or shares denominated in foreign currency. Cost and fair value converted to U.S. dollars.

(4)	Non-income producing security.

(5)	Restricted security – See Note 2, Summary of Significant Accounting Policies.

(6)	Controlled issuer – as defined under the Investment Company Act of 1940 (ownership of more than 25% of the outstanding voting securities of this issuer).

(7)	Includes investments with an aggregate fair value of $45,704,021 that have been segregated to collateralize certain unfunded commitments.

(8)	Miscellaneous Securities are comprised of certain unrestricted security positions that have not previously been publicly disclosed.

Aggregate acquisitions and aggregate dispositions of investments, other than government securities, totaled $79,074,197 and $108,481,659, respectively. Aggregate acquisitions includes investment assets received as payment in-kind. Aggregate dispositions includes principal paydowns on debt investments.

The total value of restricted securities and bank debt as of March 31, 2013 was $1,117,541,337, or 83.63% of total cash and investments of the Partnership.

11

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Operations (Unaudited)

Three Months Ended March 31, 2013

Investment income
Interest income:
Unaffiliated issuers	$30,040,489
Controlled issuers	3,449,994
Other affiliates	2,267,171
Other income:
Unaffiliated issuers	2,259,656
Controlled issuers	1,491,251
Other affiliates	379,997
Total investment income	39,888,558

Operating expenses
Management and advisory fees	7,162,500
Interest expense	335,203
Amortization of deferred debt issuance costs	263,851
Legal fees, professional fees and due diligence expenses	184,878
Commitment fees	83,559
Insurance expense	63,930
Director fees	45,833
Custody fees	44,000
Other operating expenses	142,937
Total operating expenses	8,326,691

Net investment income	31,561,867

Net realized and unrealized gain (loss)
Net realized gain (loss) from:
Investments in unaffiliated issuers	6,040,348
Investments in other affiliates	(3,856,578)
Foreign currency transactions	657,083
Net realized gain	2,840,853

Net change in net unrealized appreciation/depreciation on:
Investments	19,740,119
Foreign currency	(2,211,550)
Net change in net unrealized appreciation/depreciation	17,528,569

Net realized and unrealized gain	20,369,422

Dividends paid on preferred equity facility	(936,157)
Net change in accumulated dividends on preferred equity facility	19,494

Net increase in net assets applicable to common limited and general partners resulting from operations	$51,014,626

See accompanying notes.

12

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statements of Changes in Net Assets

	Three Months Ended March 31, 2013 (Unaudited)
		Common
		Limited	General
	Total	Partner	Partner
Net assets applicable to common limited and general partners, beginning of period	$772,619,947	$772,619,947	$-

Net investment income	31,561,867	31,561,867	-
Net realized gain	2,840,853	2,840,853	-
Net change in net unrealized appreciation/depreciation	17,528,569	17,528,569	-
Dividends paid on preferred equity facility from net investment income	(936,157)	(936,157)	-
Net change in accumulated dividends on preferred equity facility	19,494	19,494	-
Net increase in net assets applicable to common limited and general partners resulting from operations	51,014,626	51,014,626	-

Distributions to common limited and general partners from: Net investment income	(25,000,000)	(25,000,000)	-

Net assets applicable to common limited and general partners, end of period (including distributions in excess of net investment income of $3,164,795)	$798,634,573	$798,634,573	$-

	Year Ended December 31, 2012
		Common
		Limited	General
	Total	Partner	Partner
Net assets applicable to common limited and general partners, beginning of year	$834,882,226	$834,882,226	$-

Net investment income	95,642,137	95,642,137	-
Net realized loss	(82,452,800)	(82,452,800)	-
Net change in net unrealized appreciation/depreciation	44,303,576	44,303,576	-
Dividends paid on preferred equity facility from net investment income	(3,537,091)	(3,537,091)	-
Net change in accumulated dividends on preferred equity facility	(32,861)	(32,861)	-
Net increase in net assets applicable to common limited and general partners resulting from operations	53,922,961	53,922,961	-

Distributions to common limited and general partners from:
Net investment income	(116,185,240)	(116,185,240)	-

Net assets applicable to common limited and general partners, end of year (including distributions in excess of net investment income of $8,809,999)	$772,619,947	$772,619,947	$-

See accompanying notes.

13

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Cash Flows (Unaudited)

Three Months Ended March 31, 2013

Operating activities
Net increase in net assets applicable to common limited and general partners resulting from operations	$51,014,626
Adjustments to reconcile net increase in net assets applicable to common limited and general partners resulting from operations to net cash provided by operating activities:
Net realized gain	(2,840,853)
Net change in net unrealized appreciation/depreciation	(17,856,320)
Dividends paid on preferred equity facility	936,157
Net change in accumulated dividends on preferred equity facility	(19,494)
Interest income paid in kind	(1,011,198)
Net accretion of market discount	(3,098,892)
Accretion of original issue discount	(4,101,939)
Amortization of deferred debt issuance costs	263,851
Changes in assets and liabilities:
Purchases of investments	(78,062,999)
Proceeds from sales, maturities and paydowns of investments	108,481,659
Decrease in receivable for investments sold	6,999,365
Increase in accrued interest income - unaffiliated issuers	(10,091,218)
Increase in accrued interest income - controlled issuers	(604,199)
Increase in accrued interest income - other affiliates	(1,491,715)
Decrease in prepaid expenses and other assets	98,177
Increase in management and advisory fees payable	2,387,500
Decrease in payable to the Common Limited Partner	(78,497)
Decrease in payable for investments purchased	(1,338,607)
Increase in payable to the Investment Manager	85,118
Increase in interest payable	198,682
Increase in accrued expenses and other liabilities	69,776
Net cash provided by operating activities	49,938,980

Financing activities
Proceeds from draws on credit facility	35,000,000
Principal repayments on credit facility	(74,797,408)
Dividends paid on preferred equity facility	(936,157)
Distributions to common limited partner	(25,000,000)
Net cash used in financing activities	(65,733,565)

Net decrease in cash and cash equivalents	(15,794,585)
Cash and cash equivalents at beginning of period	30,212,400
Cash and cash equivalents at end of period	$14,417,815

Supplemental disclosure:
Interest payments	$136,521

See accompanying notes.

14

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited)

March 31, 2013

1.	Organization and Nature of Operations

Tennenbaum Opportunities Partners V, LP (the “Partnership”), a Delaware Limited Partnership, is registered as a nondiversified, closed-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Partnership has elected to be treated as a partnership for U.S. federal income tax purposes.

The Certificate of Limited Partnership of the Partnership was filed with the Delaware Secretary of State on September 29, 2006, and the Partnership commenced operations on December 15, 2006. The Partnership was formed to acquire a portfolio of investments consisting primarily of bank loans, distressed debt, stressed high yield debt, mezzanine investments and public equities. The stated objective of the Partnership is to achieve high total returns while minimizing losses. Tennenbaum Opportunities Fund V, LLC (“TOF V” or the “Common Limited Partner”) owns the entire common limited partnership interest in the Partnership.

The General Partner of the Partnership is SVOF/MM, LLC (“SVOF/MM”). The managing member of SVOF/MM is Tennenbaum Capital Partners, LLC (“TCP”), which serves as the Investment Manager of the Partnership. Babson Capital Management LLC serves as Co-Manager. Substantially all of the equity interests in the General Partner are owned directly or indirectly by TCP, Babson Capital Management LLC and employees of TCP.

Partnership management consists of the General Partner and the Board of Directors. The General Partner directs and executes the day-to-day operations of the Partnership, subject to oversight from the Board of Directors, which performs certain functions required by the 1940 Act. The Board of Directors has delegated investment management of the Partnership’s assets to the Investment Manager and the Co-Manager. The Board of Directors consists of four persons, three of whom are independent. If the Partnership has preferred limited partner interests outstanding, as it currently does, the holders of the preferred limited partner interests voting separately as a class will be entitled to elect two of the Partnership’s Directors. The remaining directors of the Partnership will be subject to election by holders of the common limited partner interests and preferred limited partner interests voting together as a single class.

Partnership Structure

Total maximum capitalization of the Partnership is approximately $1.91 billion, consisting of $1.105 billion of common limited partner interests (the “Common Limited Interests”) from the Common Limited Partner, $369 million of preferred limited partner interests (the “Preferred Limited Interests”) and $436 million under a senior secured revolving credit facility (the “Senior Facility”). The Common Limited Interests, Preferred Limited Interests and the amount drawn under the Senior Facility are used to purchase Partnership investments and to pay certain fees and expenses of the Partnership. Most of the cash and investments of the Partnership are included in the collateral for the Senior Facility.

15

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2013

1.	Organization and Nature of Operations (continued)

The Partnership will liquidate and distribute its assets and will be dissolved on October 10, 2016, subject to up to two one-year extensions if requested by the General Partner and approved by TOF V as the holder of the Common Limited Interests. However, the Partnership Agreement will prohibit liquidation of the Partnership prior to October 10, 2016 if the Preferred Limited Interests are not redeemed in full prior to such liquidation.

Preferred Equity Facility

At March 31, 2013, the Partnership had 18,450 Preferred Limited Interests issued and outstanding with a liquidation preference of $20,000 per interest. The Preferred Limited Interests are redeemable at the option of the Partnership, subject to certain conditions. Additionally, under certain conditions, the Partnership may be required to either redeem certain of the Preferred Limited Interests or repay indebtedness, at the Partnership’s option. Such conditions would include a failure by the Partnership to maintain adequate collateral as required by its credit facility agreement or by the Statement of Preferences of the Preferred Limited Interests, or a failure by the Partnership to maintain sufficient asset coverage as required by the 1940 Act. At March 31, 2013, the Partnership was in full compliance with such requirements.

The Preferred Limited Interests accrue dividends at an annual rate equal to LIBOR plus 0.75%, or in the case of any holders of Preferred Limited Interests that are CP Conduits (as defined in the leveraging documents), the higher of LIBOR plus 0.75% or the CP Conduit’s cost of funds rate plus 0.75%, subject to certain limitations and adjustments.

2. Summary of Significant Accounting Policies

Basis of Presentation

The financial statements of the Partnership have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). The following is a summary of the significant accounting policies of the Partnership.

Use of Estimates

The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Although management believes these estimates and assumptions to be reasonable, actual results could differ from those estimates.

16

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2013

2.	Summary of Significant Accounting Policies (continued)

Investment Valuation

Management values investments held by the Partnership at fair value based upon the principles and methods of valuation set forth in policies adopted by the Partnership’s Board of Directors and in conformity with procedures set forth in the Senior Facility and Statement of Preferences for the Preferred Limited Interests. Fair value is generally defined as the amount for which an investment would be sold in an orderly transaction between market participants at the measurement date.

Investments listed on a recognized exchange or market quotation system, whether U.S. or foreign, are valued for financial reporting purposes as of the last business day of the reporting period using the closing price on the date of valuation. Liquid investments not listed on a recognized exchange or market quotation system are priced by a nationally recognized pricing service or by using quotations from broker-dealers. Investments not priced by a pricing service or for which market quotations are either not readily available or are determined to be unreliable are valued by independent valuation services or, for investments aggregating less than 5% of the total capitalization of the Partnership, by the Investment Manager.

Fair valuations of investments are determined under guidelines adopted by the Partnership’s Board of Directors, and are subject to their approval. Generally, to increase objectivity in valuing the Partnership’s investments, the Investment Manager will utilize external measures of value, such as public markets or third-party transactions, whenever possible. The Investment Manager’s valuation is not based on long-term work-out value, immediate liquidation value, nor incremental value for potential changes that may take place in the future. The values assigned to investments that are valued by the Investment Manager are based on available information and do not necessarily represent amounts that might ultimately be realized, as these amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated. The foregoing policies apply to all investments, including those in companies and groups of affiliated companies aggregating more than 5% of the Partnership’s assets.

Fair valuations of investments in each asset class are determined using one or more methodologies including the market approach, income approach, or, in the case of recent investments, the cost approach, as appropriate. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets. The income approach uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. In following these approaches, the types of factors that may be taken into account include, as relevant: available current market data, including relevant and applicable market trading and transaction comparables, applicable market yields and multiples, security covenants, call protection provisions, information rights, the nature and realizable value of any collateral, the portfolio company’s ability to make payments, its earnings and discounted cash flows, the markets in which the portfolio company does business, comparisons of financial ratios of peer companies that are public, M&A comparables, our principal market and enterprise values, among other factors.

17

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2013

2.	Summary of Significant Accounting Policies (continued)

Unobservable inputs used in the fair value measurement of the Partnership’s Level 3 investments as of March 31, 2013 included the following:

Range
	Fair Value	Valuation Technique	Unobservable Input	(Weighted Average)
Bank Debt	$640,685,114	Market rate approach	Market yields	5.3% - 17.0% (12.4%)
		Market quotations	Indicative bid/ask quotes	1 - 3 (1)
		Market comparable companies	Revenue multiples	0.4x - 0.4x (0.4x)
		Market comparable companies	EBITDA multiples	3.0x - 8.5x (8.2x)
Other Corp Debt	77,374,596	Market rate approach	Market yields	11.5% - 14.2% (11.7%)
		Market comparable companies	Indicative bid/ask quotes	2 - 2 (2)
Equity	201,770,694	Market rate approach	Market yields	9.8% - 26.0% (12.4%)
		Market quotations	Indicative bid/ask quotes	1 - 2 (1)
		Market comparable companies	Revenue multiples	0.4x - 0.4x (0.4x)
		Market comparable companies	EBITDA multiples	3.0x - 10.0x (7.5x)

Generally, a change in an unobservable input may result in a change to the value of an investment as follows:

Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Market yields	Decrease	Increase
Revenue multiples	Increase	Decrease
EBITDA multiples	Increase	Decrease

Investments of the Partnership may be categorized based on the types of inputs used in valuing such investments. The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. Transfers between levels are recognized as of the beginning of the reporting period.

18

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2013

2.	Summary of Significant Accounting Policies (continued)

At March 31, 2013, the investments of the Partnership were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$44,444,021	$20,390,125
2	Other observable market inputs*	93,374,179	206,212,374	37,611,431
3	Independent third-party pricing sources that employ significant unobservable inputs	640,584,496	67,436,919	192,525,061
3	Investment Manager valuations with significant unobservable inputs	100,618	9,937,677	9,245,633
Total		$734,059,293	$328,030,991	$259,772,250

* E.g., quoted prices in inactive markets or quotes for comparable instruments

Changes in investments categorized as Level 3 during the three months ended March 31, 2013 were as follows:

	Independent Third-Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$662,095,730	$65,111,150	$191,007,907
Net realized and unrealized gains (losses)	(2,222,939)	2,287,291	(515,703)
Acquisitions	52,904,368	38,478	3,072,254
Dispositions	(29,540,758)	-	(1,039,397)
Transfers out of Level 3†	(42,651,905)	-	-
Ending balance	$640,584,496	$67,436,919	$192,525,061

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$(1,906,057)	$2,287,291	$(515,703)

† Comprised of five investments that transferred to Level 2 due to increased observable market activity.

19

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2013

2.	Summary of Significant Accounting Policies (continued)

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$100,876	$6,582,065	$9,001,492
Net realized and unrealized gains (losses)	-	1,833,965	253,045
Acquisitions	-	246,827	-
Dispositions	(258)	(1,162,380)	(8,904)
Transfers into Level 3‡	-	2,437,200	-
Ending balance	$100,618	$9,937,677	$9,245,633

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$-	$1,833,965	$252,922

‡ Comprised of two investments that transferred from Level 2 due to reduced trading volumes.

Investment Transactions

The Partnership records investment transactions on the trade date, except for private transactions that have conditions to closing, which are recorded on the closing date. The cost of investments purchased is based upon the purchase price plus those professional fees which are specifically identifiable to the investment transaction. Realized gains and losses on investments are recorded based on the specific identification method, which typically allocates the highest cost inventory to the basis of investments sold.

Cash and Cash Equivalents

Cash consists of amounts held in accounts with brokerage firms and the custodian bank. Cash equivalents consist of highly liquid investments with an original maturity of three months or less.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Partnership’s policy that its custodian take possession of the underlying collateral, the fair value of which is required to exceed the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Partnership may be delayed or limited.

20

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2013

2.	Summary of Significant Accounting Policies (continued)

Restricted Investments

The Partnership may invest without limitation in instruments that are subject to legal or contractual restrictions on resale. These instruments generally may be resold to institutional investors in transactions exempt from registration or to the public if the securities are registered. Disposal of these investments may involve time-consuming negotiations and additional expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted investments is included at the end of the Statement of Investments. Restricted investments, including any restricted investments in affiliates, are valued in accordance with the investment valuation policies discussed above.

Foreign Investments

The Partnership may invest in instruments traded in foreign countries and denominated in foreign currencies. At March 31, 2013, the Partnership held foreign currency denominated investments comprising approximately 6.02% of the Partnership’s total investments by fair value. Such positions were converted at the closing rate in effect at March 31, 2013, and reported in U.S dollars.  Purchases and sales of investments and income and expense items denominated in foreign currencies, when they occur, are translated into U.S dollars on the respective dates of such transactions. The Partnership reports that portion of the results of operations resulting from foreign exchange rates on investments separately from the gains or losses arising from changes in market prices of investments held.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transactions clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

Debt Issuance Costs

Costs of approximately $8.5 million were incurred in connection with placing the Partnership’s Senior Facility. These costs were deferred and are being amortized on a straight-line basis over eight years, the estimated life of the Senior Facility. The impact of utilizing the straight-line amortization method versus the effective-interest method is not material to the Partnership’s operations.

21

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2013

2.	Summary of Significant Accounting Policies (continued)

Revenue Recognition

Interest and dividend income, including income paid in kind, is recorded on an accrual basis. Origination, structuring, closing, commitment and other upfront fees earned with respect to capital commitments are generally amortized or accreted into interest income over the life of the respective debt investment. Other fees, including certain amendment fees, prepayment fees, and commitment fees on broken deals, are recognized as earned. Prepayment fees and similar income received upon the early repayment of a loan or debt security are included in interest income.

Certain of the Partnership’s debt investments are purchased at a considerable discount to par as a result of the underlying credit risks and financial results of the issuer, as well as general market factors that influence the financial markets as a whole. GAAP generally requires that discounts on the acquisition of corporate bonds, municipal bonds and treasury bonds be amortized using the effective-interest or constant-yield method. GAAP also requires the Partnership to consider the collectability of interest when making accruals. Accordingly, when accounting for purchase discounts, the Partnership recognizes discount accretion income when it is probable that such amounts will be collected, generally at disposition. When the Partnership receives principal payments on a loan in an amount in excess of the loan’s amortized cost, it records the excess principal payments as interest income.

Income Taxes

The Partnership’s income or loss is reported in the partners’ income tax returns. Consequently, no income taxes are paid at the Partnership level or reflected in the Partnership’s financial statements. In accordance with ASC Topic 740 - Income Taxes, the Partnership recognizes in its financial statements the effect of a tax position when it is determined that such position is more likely than not, based on the technical merits, to be sustained upon examination. As of March 31, 2013, the tax returns, the qualification of the Partnership, and the amount of allocable Partnership income or loss for all tax years since January 1, 2008 are subject to examination by federal taxing authorities. No such examinations are currently pending.

Cost and unrealized appreciation (depreciation) of the investments of the Partnership at March 31, 2013 for U.S. federal income tax purposes were as follows:

Unrealized appreciation	$108,810,821
Unrealized depreciation	(300,097,947)
Net unrealized depreciation	(191,287,126)

Cost	$1,513,149,660

22

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2013

3.	Allocations and Distributions

Net income and gains of the Partnership are distributed first to the Common Limited Partner until it has received an 8% annual weighted-average return on its undistributed contributed equity, and then to the General Partner until it has received 20% of all cumulative income and gain distributions (the “Hurdle”). 80% of all remaining net income and gain distributions are allocated to the Common Limited Partner, with the remaining 20% allocated to the General Partner. For purposes of determining whether the 8% return to the Common Limited Partner has been exceeded and whether the General Partner has received the catch-up amount, the performance of the Partnership includes the performance of the Common Limited Partner for periods prior to the inception of the Partnership. Net investment income or loss, realized gain or loss on investments, and appreciation or depreciation on investments for the period are allocated to the Common Limited Partner and the General Partner in a manner consistent with that used to determine distributions. As of March 31, 2013, the Hurdle exceeded the cumulative performance of the Partnership; accordingly, no performance allocation was recorded.

Distributions to the Common Limited Partner are generally based on the Common Limited Partner’s estimated taxable earnings from its interest in the Partnership, and are recorded on the ex-dividend date. The timing of distributions is determined by the General Partner, which has provided the Investment Manager with certain criteria for such distributions. Any net long-term capital gains are distributed at least annually. As of March 31, 2013, the Partnership had distributed $526,450,039 to the Common Limited Partner since inception.

4.	Management and Advisory Fees and Other Expenses

The Partnership incurs an annual management and advisory fee, payable to the Investment Manager monthly in arrears, equal to 1.5% of the sum of the Common Limited Interest commitments (reduced after the ramp-up period by returns of contributed capital) and the Preferred Limited Interests and debt potentially issuable in respect of such Common Limited Interest commitments, subject to reduction by the amount of the Senior Facility commitment when the Senior Facility is no longer outstanding and the amount of the Preferred Limited Interests when less than $1 million in liquidation preference of Preferred Limited Interests remains outstanding. In addition to the management fee, the General Partner is entitled to a performance allocation as discussed in Note 3, above. As compensation for its services, the Co-Manager receives a portion of the management fees paid to the Investment Manager. The Co-Manager also receives a portion of any performance allocation paid to the General Partner.

The Partnership pays all expenses incurred in connection with the business of the Partnership, including fees and expenses of outside contracted services, such as custodian, administrative, legal, audit and tax preparation fees, costs of valuing investments, insurance costs, brokers’ and finders’ fees relating to investments, and any other transaction costs associated with the purchase and sale of investments of the Partnership.

23

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2013

5.	Senior Secured Revolving Credit Facility

The Partnership has entered into a credit agreement with certain lenders, which provides for a senior secured revolving credit facility (the “Senior Facility”) pursuant to which amounts may be drawn up to $436 million. The Senior Facility matures December 15, 2014, subject to extension by the lenders at the request of the Partnership for one 364-day period.

Advances under the Senior Facility bear interest at LIBOR or EURIBOR plus 0.425% per annum, except in the case of loans from CP Conduits, which bear interest at the higher of (i) LIBOR or EURIBOR (as applicable) plus 0.425% or (ii) the CP Conduit’s cost of funds plus 0.425%, subject to certain limitations. Short-term advances under the swingline facility bear interest at the LIBOR Market Index Rate plus 0.425% per annum or the main refinancing rate as set by the European Central Bank for such period, plus 0.85% per annum. The weighted-average interest rate on outstanding borrowings at March 31, 2013 was 0.60%. In addition to amounts due on outstanding debt, the Senior Facility accrues commitment fees of 0.15% per annum on the unused portion of the Senior Facility, or 0.20% per annum when less than $87,200,000 in borrowings are outstanding. The Senior Facility may be terminated, and any outstanding amounts thereunder may become due and payable, should the Partnership fail to satisfy certain financial or other covenants. As of March 31, 2013, the Partnership was in full compliance with such covenants.

Foreign currency advances are reported in US dollars using the closing rate in effect on the date of valuation. At March 31, 2013, outstanding borrowings included €55,000,000 ($70,488,001). Accrued interest included €3,324 ($4,260).

6.	Commitments, Concentration of Credit Risk and Off-Balance Sheet Risk

The Partnership conducts business with brokers and dealers that are primarily headquartered in New York and Los Angeles and are members of the major securities exchanges. Banking activities are conducted with a firm headquartered in the New York area.

In the normal course of business, the Partnership’s investment activities involve executions, settlement and financing of various investment transactions resulting in receivables from, and payables to, brokers, dealers and the Partnership’s custodian. These activities may expose the Partnership to risk in the event such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business.

The Statement of Investments includes certain revolving loan facilities held by the Partnership with aggregate unfunded balances of approximately $36.5 million.

24

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2013

6.	Commitments, Concentration of Credit Risk and Off-Balance Sheet Risk (continued)

Consistent with standard business practice, the Partnership enters into contracts that contain a variety of indemnifications, and is engaged from time to time in various legal actions. The Partnership’s maximum exposure under these arrangements and activities is unknown. However, the Partnership expects the risk of material loss to be remote.

7.	Related Parties

The Partnership, the Common Limited Partner, the Investment Manager, the General Partner and their members and affiliates may be considered related parties. From time to time, the Partnership makes payments to third parties on behalf of the Common Limited Partner which are funded by or reimbursable through contributions from or deductions from distributions to the Common Limited Partner. At March 31, 2013, the Partnership had a liability to the Common Limited Partner in the amount of $464,666 as reflected in the Statement of Assets and Liabilities. From time to time, the Investment Manager advances payments to third parties on behalf of the Partnership and receives reimbursement from the Partnership. At March 31, 2013, such reimbursable amounts totaled $203,029 as reflected in the Statement of Assets and Liabilities.

25

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Continued)

8.	Financial Highlights

	Three Months
	Ended
	March 31,
	(Unaudited)	Year Ended December 31,
	2013	2012	2011	2010	2009

Period return on invested assets (1), (2)	4.3%	7.6%	(0.8)%	18.0%	58.9%

Gross return to common limited partner (1)	6.7%	6.5%	(4.3)%	19.4%	81.2%
Less: General Partner allocation (1)	0.0%	0.0%	0.0%	0.0%	0.0%
Period return to common limited partner (1), (3)	6.7%	6.5%	(4.3)%	19.4%	81.2%

Ratios to average common equity: (4), (5)
Net investment income	16.1%	11.5%	10.1%	10.9%	11.2%
Expenses	4.3%	4.0%	3.4%	3.4%	4.9%
Expenses and General Partner allocation	4.3%	4.0%	3.4%	3.4%	4.9%

Ending net assets attributable to common limited partner	$798,634,573	$772,619,947	$834,882,226	$1,010,196,281	$940,500,149
Portfolio turnover rate (1)	5.9%	41.8%	41.1%	66.8%	48.3%
Weighted-average debt outstanding	$216,411,352	$87,573,428	$88,160,550	$82,122,988	$119,602,754
Weighted-average interest rate	0.6%	0.8%	1.5%	0.9%	1.3%

Annualized Inception to Date Performance Data as of March 31, 2013:
Return on invested assets (1)	5.4%
Internal rate of return (6)	4.3%

(1)	Not annualized for periods of less than one year.

(2)	Return on invested assets is a time-weighted, geometrically linked rate of return and excludes cash and cash equivalents.

(3)	Returns (net of dividends on the preferred equity facility, allocations to the General Partner, and partnership expenses, including financing costs and management fees) are calculated on a monthly geometrically linked, time-weighted basis.

(4)	These ratios include interest expense but do not reflect the effect of dividends on the preferred equity facility. The ratio of expenses to avoid common limited equity is higher in earlier periods, and net investment income to common limited equity assets is reduced, due to the Partnership’s relatively smaller capital base while the Partnership was ramping up.

(5)	Annualized for periods of less than one year, except for allocations to the General Partner.

(6)	Net of dividends on the preferred equity facility, allocations to the General Partner, and partnership expenses, including financing costs and management Fees. Internal rate of return (“IRR”) is the imputed annual return over an investment period and, mathematically, is the rate of return at which the discounted cash flows equal the initial cash outlays. The IRR presented assumes liquidation of the Partnership at net asset value as of the balance sheet date.

26

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Changes in Investments in Affiliates (1) (Unaudited)

Three Months Ended March 31, 2013

	Value,			Value,
	Beginning of			End of
Investment	Period	Acquisitions	Dispositions	Period

Contech Engineered Solutions, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 8% Cash + 3% PIK, 2% LIBOR Floor, due 2/7/17	$10,128,064	$74,545	$-	$10,206,752
Contech Holdings, Inc., Common Stock	18,670,444	-	-	19,915,140
Dialogic Corporation, Inc., Senior Secured Notes, 5% Cash + 5% PIK, due 3/31/15	31,713,980	2,266,667		32,821,380
Dialogic, Inc., Common Stock	5,094,464	-	-	8,017,302
Dialogic, Inc., Preferred Stock	100	-	-	100
Dialogic, Inc., Warrants to Purchase Common Stock	1,463,200	-	-	1,087,200
ESP Holdings, Inc., 2nd Lien Term Loan, LIBOR + 13%, 2.5% LIBOR Floor, due 3/31/17	3,424,501	-	(1,328,455)	2,096,046
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes, 6% Cash + 10% PIK, due 12/31/19	2,345,925	-	-	2,370,819
ESP Holdings, Inc., 15% PIK, Cumulative Preferred Stock	1,197,909	-	-	1,197,909
ESP Holdings, Inc., Common Stock	744,148	-	-	879,406
Integra Telecom Holdings, Inc., 1st Lien Term Loan, LIBOR + 7.25%, 2% LIBOR Floor, due 4/15/15	12,338,872	-	(12,280,051)	-
Integra Telecom, Inc., Common Stock	39,851,440	-	-	39,929,367
Integra Telecom, Inc., Senior Secured 1st Lien Notes, 10.75%, due 4/15/16	6,115,379	401,850	(5,830,000)	-
Integra Telecom, Inc., Warrants	-	-	-	-
Medfort, S.a.r.1., 1st Lien Term Loan A, 15% PIK, due 11/21/17	4,304,133	-	-	4,178,946
Medfort, S.a.r.1., 1st Lien Term Loan A2, 15% PIK, due 11/21/17	15,132,431	-	-	14,692,297
Medfort, S.a.r.1., 1st Lien Term Loan B, 1% PIK, due 11/21/17	3,972,377	-	-	3,841,162
Medfort, S.a.r.1., 1st Lien Term Loan B2, 1% PIK, due 11/21/17	12	-	-	12
N913DL Trust Beneficial Interest (Aircraft Trust)	216,480	36,498	(45,634)	215,820
N913DL Trust, Aircraft Secured Mortgage, 8%, due 3/15/17	713,130	-	(36,498)	678,150
N918DL Trust Beneficial Interest (Aircraft Trust)	233,970	32,308	(43,355)	233,970
N918DL Trust, Aircraft Secured Mortgage, 8%, due 8/15/18	882,420	-	(32,308)	852,720
N954DL Trust Beneficial Interest (Aircraft Trust)	220,110	37,117	(52,291)	166,320
N954DL Trust, Aircraft Secured Mortgage, 8%, due 3/20/19	1,160,280	-	(37,117)	1,107,150
N955DL Trust Beneficial Interest (Aircraft Trust)	311,850	35,704	(51,653)	252,120
N955DL Trust, Aircraft Secured Mortgage, 8%, due 6/20/19	1,188,000	-	(35,704)	1,136,850
N956DL Trust Beneficial Interest (Aircraft Trust)	316,800	36,298	(52,365)	258,390
N956DL Trust, Aircraft Secured Mortgage, 8%, due 5/20/19	1,189,650	-	(36,298)	1,137,510
N957DL Trust Beneficial Interest (Aircraft Trust)	318,120	36,016	(52,148)	259,710
N957DL Trust, Aircraft Secured Mortgage, 8%, due 6/20/19	1,198,560	-	(36,016)	1,146,750
N959DL Trust Beneficial Interest (Aircraft Trust)	319,110	35,738	(51,934)	260,700
N959DL Trust, Aircraft Secured Mortgage, 8%, due 7/20/19	1,207,470	-	(35,738)	1,155,990
N960DL Trust Beneficial Interest (Aircraft Trust)	329,340	35,211	(51,771)	271,260
N960DL Trust, Aircraft Secured Mortgage, 8%, due 10/20/19	1,243,770	-	(35,211)	1,192,620
N961DL Trust Beneficial Interest (Aircraft Trust)	332,640	36,061	(52,677)	276,210
N961DL Trust, Aircraft Secured Mortgage, 8%, due 8/20/19	1,236,510	-	(36,061)	1,184,700
N976DL Trust Beneficial Interest (Aircraft Trust)	161,700	37,504	(49,771)	163,020
N976DL Trust, Aircraft Secured Mortgage, 8%, due 2/15/18	918,720	-	(37,504)	883,740
NHSAS Holdings, LLC, Membership Units	8,781	-	(8,904)	-
Novasep Holdings SAS, Senior Secured 1st Lien Notes, 8%, due 12/15/16	24,483,000	-	-	24,483,000
NVHL S.A, Common Shares	23,924,705	-	-	23,241,039
Online Resources Corporation, Common Stock	4,447,838	-	(7,543,960)	-

27

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Changes in Investments in Affiliates (1) (Unaudited) (Continued)

Three Months Ended March 31, 2013

	Value,			Value,
	Beginning of			End of
Investment	Period	Acquisitions	Dispositions	Period

Perseus Holdings S.A., Common Stock	$-	$-	$-	$-
Primacom Finance (Lux) S.A., Super Senior Facility, 11%, due 9/30/16	-	8,052,936	-	7,854,968
Primacom Holding GmbH, Super Senior Facility A, 12% PIK, due 9/30/15	4,184,876	-	(4,167,747)	-
Primacom Management GmbH, Mezzanine Term Loan A, 1% PIK, due 11/21/17	3,354,760	-	-	3,258,895
Reach Media Group Holdings, Inc., Warrants to Purchase Common Stock	-	-	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series A Preferred Stock	-	-	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series B Preferred Stock	-	-	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series C Preferred Stock	-	-	-	-
RM Holdco, LLC, Membership Units	2,746,522	-	-	2,429,557
RM Holdco, LLC, Subordinated Convertible Term Loan, 1.12% PIK, due 3/21/18	16,511,267	-	-	15,974,651
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche A, 11%, due 3/21/16	10,588,767	14,735	-	10,603,502
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche B, 12% Cash + 7% PIK, due 3/21/16	17,627,841	330,611	-	17,958,452
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche B-1, 12% Cash + 7% PIK, due 3/21/16	5,567,313	109,248	-	5,668,026
RMG Networks, Inc., Senior Secured 1st Lien Term Loan, 14%, due 4/10/15	13,900,141	26,030	-	13,585,529
TOPV New World Holdings, LLC, Membership Interests	56,214,933	-	-	53,871,657
United Air Lines, Inc., Aircraft Secured Mortgage (N510UA), 20%, due 10/26/16	5,223,660	-	(180,949)	4,796,500
United Air Lines, Inc., Aircraft Secured Mortgage (N512UA), 20%, due 10/26/16	5,298,775	-	(176,174)	4,876,140
United Air Lines, Inc., Aircraft Secured Mortgage (N536UA), 16%, due 9/29/14	2,646,220	-	(320,760)	2,264,310
United Air Lines, Inc., Aircraft Secured Mortgage (N545UA), 16%, due 8/29/15	4,161,190	-	(288,340)	3,785,615
United Air Lines, Inc., Aircraft Secured Mortgage (N585UA), 20%, due 10/25/16	6,222,780	-	(206,855)	5,725,935
United Air Lines, Inc., Equipment Trust Beneficial Interests (N510UA)	4,569,318	180,044	(85,526)	4,620,893
United Air Lines, Inc., Equipment Trust Beneficial Interests (N512UA)	4,513,239	176,174	(84,124)	4,560,298
United Air Lines, Inc., Equipment Trust Beneficial Interests (N536UA)	5,951,253	320,760	(107,650)	6,115,963
United Air Lines, Inc., Equipment Trust Beneficial Interests (N545UA)	5,878,101	287,435	(113,211)	6,023,365
United Air Lines, Inc., Equipment Trust Beneficial Interests (N585UA)	5,557,611	206,855	(111,401)	5,620,052
Woodbine Holdings, LLC, Senior Secured Notes, 12%, due 5/15/16	27,240,500	-	-	27,335,525
Woodbine Holdings, LLC, Unsecured Notes, 15% PIK, due 5/12/17	6,582,065	246,827		6,828,892
Woodbine Intermediate Holdings, LLC, Membership Units	11,022,898	-	-	12,353,248

Note to Schedule of Changes in Investments in Affiliates:

(1)	The issuers of the securities listed on this schedule are considered affiliates under the Investment Company Act of 1940 due to the ownership by the Partnership of 5% or more of the issuers' voting securities.

28

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Restricted Securities of Unaffiliated Issuers (Unaudited)

March 31, 2013

Investment	Acquisition Date	Cost

Bally Total Fitness Holding Corporation, Common Stock	4/30/10	$13,422,993
Bally Total Fitness Holding Corporation, Warrants	4/30/10	-
Beech Holdings, LLC, Membership Units	3/1/13	7,790,820
BPA Laboratories, Inc., Senior Secured Notes, 12.25%, due 4/1/17	Various 2012 & 2013	26,115,145
Buffets Restaurants Holdings, Inc., Common Stock	8/24/12	3,813,240
Caribbean Financial Group, Senior Secured Notes, 11.5%, due 11/15/19	10/19/12	21,579,219
DeepOcean Group Holding BV, Common Stock	5/13/11	9,786,480
GXS Holdings, Inc., Common Stock	3/28/08	2,510,633
GXS Holdings, Inc., Series A Preferred Stock	3/28/08	100,425
HW Topco, Inc., Common Stock	1/13/12 & 1/15/13	5,861,481
HW Topco, Inc., Preferred Stock	1/13/12	11,398
LBI Media, Inc., Senior Secured Notes, 9.25%, due 4/15/19	Various 2012	9,232,575
Linc Energy Finance, Inc., Senior Secured Notes, 12.5%, due 10/31/17	10/5/12	15,687,605
Marsico Holdings, LLC, Common Interest Units	9/10/12	485,982
Momentive Performance Materials, Inc., 2nd Lien Unsecured Notes, 9%, due 1/15/21	Various 2012	2,522,580
Precision Holdings, LLC, Class C Membership Interests	9/30/10 & 7/25/11	3,929
Shop Holding, LLC, Class A Units	6/2/11	1,301,747
Shop Holding, LLC, Warrants to Purchase Class A Units	6/2/11	-
SiTV, Inc., Warrants to Purchase Common Stock	8/3/12	1,012,080
STG-Fairway Holdings, LLC, Class A Units	12/30/10	3,096,484
TBC Holdings I, Inc., Common Stock	11/18/11	281,286
TPG Hattrick Holdco, LLC, Common Units	9/30/10	892,388
Tropicana Entertainment, Inc., Common Stock	3/8/10	9,612,500
V Telecom Investment S.C.A, Common Shares	11/9/12	8,688,957
Vertellus Specialties, Inc., Senior Secured Notes, 9.375%, due 10/1/15	12/6/11 & Various 2012	2,532,558

29